EMPLOYEE BENEFIT PLANS (Changes in Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Accumulated Benefit Obligation								$ 108,838	$ 80,897
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year			$ 135,508	$ 100,011	$ 100,011	$ 81,098
Service cost	$ 10,144	$ 7,339	20,287	14,679	36,359	24,298	$ 19,407
Interest cost	1,084	775	2,168	1,551	3,096	2,974	2,404
Plan amendments					0	0
Benefit payments					(3,449)	(2,231)
Actuarial loss (gain)					(509)	(6,128)
Projected benefit obligation at end of year					135,508	100,011	81,098
Change in plan assets:
Fair value of plan assets at beginning of year			75,367	57,502	57,502	40,956
Actual return on plan assets					3,995	(13)
Benefits paid					(3,449)	(2,231)
Employer contributions					17,319	18,790
Fair value of plan assets at end of year					75,367	57,502	40,956
Reconciliation of funded status:
Fair value of plan assets at end of year			75,367	57,502	57,502	40,956	40,956	75,367	57,502
Less benefit obligation at end of year			135,508	100,011	100,011	81,098	81,098	135,508	100,011
Funded status at end of year								(60,141)	(42,509)
Post Retirement Medical Plan [Member]
Change in benefit obligation:
Benefit obligation at beginning of year			22,740	17,729	17,729	14,740
Service cost	316	219	632	439	1,047	967	1,099
Interest cost	$ 172	$ 133	344	267	528	558	520
Plan amendments					2,524	1,533
Benefit payments					(575)	(381)
Actuarial loss (gain)					1,487	312
Projected benefit obligation at end of year					22,740	17,729	14,740
Change in plan assets:
Fair value of plan assets at beginning of year			0	0	0	0
Actual return on plan assets					0	0
Benefits paid					(575)	(381)
Employer contributions					575	381
Fair value of plan assets at end of year					0	0	0
Reconciliation of funded status:
Fair value of plan assets at end of year			0	0	0	0	0	0	0
Less benefit obligation at end of year			$ 22,740	$ 17,729	$ 17,729	$ 14,740	$ 14,740	22,740	17,729
Funded status at end of year								$ (22,740)	$ (17,729)